Non-operating income (Tables)	9 Months Ended
Sep. 30, 2022
Analysis of income and expense [abstract]
Schedule of Other income (expense)

		Three months ended September 30,		Nine months ended September 30,
(in KUSD)	Note	2022	2021	2022	2021
Convertible loans, derivatives, change in fair value (expense) income	15	(4,660)	(6,943)	25,650	16,279
Convertible loans, derivatives, transaction costs		—	—	—	(148)
Loss on debt extinguishment	15	(42,114)	—	(42,114)	—
Deerfield warrant obligation, change in fair value income	16	9,418	—	9,418	—
Senior secured term loan facility, warrants, transaction costs	14	(245)	—	(245)	—
Senior secured term loan facility, warrants, change in fair value income	14	2,543	—	2,543	—
Share of results with joint venture	12	(2,130)	(2,210)	(6,549)	(3,906)
Exchange differences (loss) gain		(56)	(7)	248	145
R&D tax credit (expense)		122	(203)	244	190
Non-operating income (expense)		(37,122)	(9,363)	(10,805)	12,560